PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2018	2017
Cost
Buildings	$6,244,348	$5,178,450
Furniture, fixtures and equipment	993,672	905,319
Leasehold improvements	939,602	829,706
Plant and gaming machinery	218,739	207,314
Transportation	101,800	97,132
Construction in progress	40,225	1,030,203
Freehold land	24,061	—

Sub-total	8,562,447	8,248,124
Less: accumulated depreciation and amortization	(2,900,794)	(2,517,364)

Property and equipment, net	$5,661,653	$5,730,760

As of December 31, 2018 and 2017, construction in progress in relation to City of Dreams and Studio City included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to $5,312 and $135,200, respectively.

The cost and accumulated depreciation and amortization of property and equipment held under capital lease arrangements were $224,752 and $49,288 as of December 31, 2018 and $237,335 and $39,214 as of December 31, 2017, respectively. Further information of the lease arrangements is included in Note 12.